Summary of arm’s length transactions with related parties (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Trade payable	₨ 7,959	₨ 9,364
Significant Influence Group Companies [member]
Disclosure of transactions between related parties [line items]
Rendering of services			₨ 405
Advertisement expense		(300)
Interest expense		(6,400)	1,716
Communication expense	649	698	489
Trade payable	7,959	9,364
Trade receivable	3,317	3,808
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Rendering of services	(21)
Recovery of expenses	741	944	196
Loan given	19,500	4,200	22,500
Interest income	7,206	4,819	1,824
Commission expense	(1)	45
Investment in shares		3,500
Trade receivable	15,418	7,993
Prepayment and other asset	₨ 53,700	₨ 34,200